Report for the Calendar Year or Quarter Ended:	June 30, 2006
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		August 8, 2006

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$273,495
List of Other Managers Included:		NONE



ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
8308
190515
190515
190515
D
AMERICAN INTERNATIONAL GP
COM
026874107
8176
138464
138464
138464
D
APPLIED MATERIALS
COM
038222105
7275
446895
446895
446895
D
AUTOMATIC DATA PROCESSING
COM
053015103
7926
174775
174775
174775
D
BANK OF AMERICA CORP
COM
060505104
234
4874
4874
4874
D
BARD (CR) INC.
COM
067383109
8059
110005
110005
110005
D
BELLSOUTH CORP
COM
079860102
309
8537
8537
8537
D
BOEING
COM
097023105
299
3650
3650
3650
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
210
8125
8125
8125
D
CAPITAL SOUTHWEST CORP
COM
140501107
433
4150
4150
4150
D
CISCO SYSTEMS
COM
17275R102
257
13179
13179
13179
D
CITIGROUP, INC.
COM
172967101
11185
231804
231804
231804
D
COMPASS BANCSHARES
COM
20449H109
8212
147705
147705
147705
D
CONOCOPHILLIPS
COM
20825C104
10197
155613
155613
155613
D
DENTSPLY INTERNATIONAL
COM
249030107
8206
135420
135420
135420
D
DIAGEO PLC
COM
25243Q205
7854
116273
116273
116273
D
EXXON MOBIL CORP
COM
30231G102
13327
217230
217230
217230
D
FED NAT'L MRTGE ASSN
COM
313586109
421
8750
8750
8750
D
GENERAL DYNAMICS CORP
COM
369550108
7122
108800
108800
108800
D
GENERAL ELECTRIC
COM
369604103
10339
313697
313697
313697
D
HORMEL
COM
440452100
8632
232410
232410
232410
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
6704
156720
156720
156720
D
INTERNATIONAL GAME TECH
COM
459902102
7861
207200
207200
207200
D
INTUIT, INC
COM
461202103
8175
135040
135040
135040
D
JOHNSON & JOHNSON
COM
478160104
11054
184477
184477
184477
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
MCGRAW HILL CO'S
COM
580645109
7674
152775
152775
152775
D
MEDTRONIC INC
COM
585055106
8387
178760
178760
178760
D
MERCK & CO.
COM
589331107
218
5990
5990
5990
D
METROPOLITAN LIFE INS. CO
COM
59156R108
10886
212580
212580
212580
D
MICROSOFT
COM
594918104
8392
360153
360153
360153
D
NESS ENERGY INTERNATIONAL
COM
64104P105
4
20000
20000
20000
D
ORACLE CORPORATION
COM
68389X105
7602
524669
524669
524669
D
PEPSICO
COM
713448108
11217
186820
186820
186820
D
PFIZER INC
COM
717081103
656
27940
27940
27940
D
PORTFOLIO RECOVERY ASSOC.
COM
73640Q105
4510
98695
98695
98695
D
PROCTER & GAMBLE
COM
742718109
10458
188101
188101
188101
D
ROYAL DUTCH SHELL
COM
780259206
358
5350
5350
5350
D
SABINE ROYALTY TRUST
COM
785688102
218
5000
5000
5000
D
SCHERING PLOUGH CORP
COM
806605101
244
12800
12800
12800
D
SIGMA ALDRICH
COM
826552101
8075
111170
111170
111170
D
STATE STREET CORP
COM
857477103
5474
94240
94240
94240
D
SYSCO CORPORATION
COM
871829107
6108
199880
199880
199880
D
THUNDER ENERGY TRUST
COM
88604T101
376
50000
50000
50000
D
UNITED PARCEL SERVICE
COM
911312106
7283
88465
88465
88465
D
VANGUARD STAR FD #56
COM
921909107
738
37350
37350
37350
D
VIACOM CL B
COM
92553P201
6317
176266
176266
176266
D
WAL-MART
COM
931142103
7525
156221
156221
156221
S
REPORT SUMMARY
48
RECORDS
273495
0
OTHER MANAGERS